PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Net cash provided by/(used in) operating activities	¥ 2,900,425	$ 408,516	¥ 19,818	¥ 123,447
Net cash (used in)/provided by investing activities	(3,447,099)	(485,514)	(798,046)	337
Net cash provided by/(used in) financing activities			(2,276,260)	1,514,660
Net increase/(decrease) in cash and cash equivalents	(539,276)	(75,956)	(2,977,355)	1,616,229
Cash and cash equivalents and restricted cash at beginning of years	3,577,919	503,939	6,555,274	4,939,045
Cash and cash equivalents and restricted cash at end of years	3,038,643	427,983	3,577,919	6,555,274
Parent Company | Reportable Legal Entities
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Net cash provided by/(used in) operating activities	(184,240)	(25,950)	(587,039)	1,383,630
Net cash provided by/(used in) financing activities			(2,276,260)	1,514,660
Net increase/(decrease) in cash and cash equivalents	(184,240)	(25,950)	(2,863,299)	2,898,290
Cash and cash equivalents and restricted cash at beginning of years	214,992	30,281	3,078,291	180,001
Cash and cash equivalents and restricted cash at end of years	¥ 30,752	$ 4,331	¥ 214,992	¥ 3,078,291